IMPORTANT INFORMATION REGARDING THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
Effective immediately, the following supplements disclosure related to a Fund’s use of derivatives, if any, and asset segregation contained in each Fund’s Prospectus and SAI, as applicable:
The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the Investment Company Act of 1940, as amended (the “Derivatives Rule”) replaces the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. On the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, as of the Compliance Date, the Fund will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.
The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VAR) in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VAR testing, implementing a derivatives risk management program, and Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.
The Derivatives Rule requirements could have an impact on the Fund, including a potential increase in the cost to enter into derivatives transactions, and may require the Fund to alter, perhaps materially, its use of derivatives. The Derivatives Rule also could have a negative impact on the Fund’s performance.

The Federated Hermes Funds include all of the share classes of the following portfolios of the listed registrants:
Federated Hermes Adjustable Rate Securities Trust
Federated Hermes Adjustable Rate Fund
Federated Hermes Adviser Series
Federated Hermes Conservative Microshort Fund
Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Global Equity Fund
Federated Hermes International Developed Equity Fund
Federated Hermes International Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes U.S. SMID Fund
Federated Hermes Core Trust
Bank Loan Core Fund
Emerging Markets Core Fund
High Yield Bond Core Fund
Mortgage Core Fund
Federated Hermes Core Trust III
Project and Trade Finance Core Fund
Federated Hermes Equity Funds
Federated Hermes Clover Small Value Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
Federated Hermes Equity Income Fund, Inc.
Federated Hermes ETF Trust
Federated Hermes Short Duration Corporate ETF
Federated Hermes Short Duration High Yield ETF
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Municipal Ultrashort Fund
Federated Hermes Strategic Income Fund
Federated Hermes Global Allocation Fund
Federated Hermes Government Income Securities, Inc.
Federated Hermes Government Income Trust
Federated Hermes Government Income Fund
Federated Hermes High Income Bond Fund, Inc.
Federated Hermes High Yield Trust
Federated Hermes Opportunistic High Yield Bond Fund

Federated Hermes Income Securities Trust
Federated Hermes Capital Income Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Muni And Stock Advantage Fund
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Short-Term Income Fund
Federated Hermes Index Trust
Federated Hermes Max-Cap Index Fund
Federated Hermes Mid-Cap Index Fund
Federated Hermes Institutional Trust
Federated Hermes Government Ultrashort Fund
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II
Federated Hermes Kaufmann Fund II
Federated Hermes Managed Volatility Fund II
Federated Hermes Quality Bond Fund II
Federated Hermes Intermediate Municipal Trust
Federated Hermes Intermediate Municipal Fund
Federated Hermes International Series, Inc.
Federated Hermes Global Total Return Bond Fund.
Federated Hermes Investment Series Funds, Inc.
Federated Hermes Corporate Bond Fund
Federated Hermes Managed Pool Series
Federated Hermes Corporate Bond Strategy Portfolio
Federated Hermes High Yield Strategy Portfolio
Federated Hermes International Bond Strategy Portfolio
Federated Hermes International Dividend Strategy Portfolio
Federated Hermes Mortgage Strategy Portfolio
Federated Hermes MDT Series
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Michigan Intermediate Municipal Fund
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund

Federated Hermes Premier Municipal Income Fund
Federated Hermes Project & Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Intermediate Government Fund
Federated Hermes Short-Term Government Trust
Federated Hermes Short-Term Government Fund
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes Core Bond Fund
Federated Hermes Total Return Bond Fund
Federated Hermes Ultrashort Bond Fund
Federated Hermes World Investment Series, Inc.
Federated Hermes Emerging Market Debt Fund
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
August 25, 2022

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455794 (8/22)
© 2022 Federated Hermes, Inc.